LEASES - Lessor - Future minimum lease payments to be received (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Future minimum lease payments to be received for direct financing and sales-type leases
For the year ending December 31, 2022	¥ 320,954	$ 50,365
For the year ending December 31, 2023	145,909	22,895
For the year ending December 31, 2024	71,624	11,239
For the year ending December 31, 2025	30,759	4,827
For the year ending December 31, 2026	8,225	1,291
Thereafter	655	103
Net minimum lease payments receivable	578,126	90,720	¥ 1,282,573
Less: Unearned income	(44,333)	(6,956)	(137,768)
Net investment in financing leases	¥ 533,793	$ 83,764	¥ 1,144,805